Investments in equity accounted associates (Details) $ / shares in Units, $ in Thousands				6 Months Ended
	Dec. 19, 2023 $ / shares	Oct. 23, 2023 € / shares	Jan. 27, 2022 USD ($) item	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Purchase price per share | $ / shares	$ 20
Carrying amount of investment					$ 0
Share purchase agreement with Applife Limited
Disclosure of associates [line items]
Purchase price per share | € / shares		€ 1
MX Capital Ltd
Disclosure of associates [line items]
Percentage of shares acquired (in percent)			48.80%
Consideration			$ 15,000
Further earn-out payments			35,000
Fair value of sellers earn-outs			$ 2,297
Amount of minimum consideration payable for non-achievement				$ 15,000
Fair value of founders earn-outs							$ 258
Loss net of tax since the date of acquisition				301
Share of losses reflected in condensed consolidated statement of profit or loss				147
Other non-current liabilities				0	0
Amount Of Issued Share Capital Company Can Control			100.00%
Maximum Amount Of Further Consideration Payable On Further KPI Being met			$ 100,000
MX Capital Ltd | Symmetric option Assets [member]
Disclosure of associates [line items]
Financial assets, at fair value					0
MX Capital Ltd | Symmetric option liabilities [member]
Disclosure of associates [line items]
Financial liabilities					15,002
MX Capital Ltd | Founder Earn-outs
Disclosure of associates [line items]
Financial liabilities				0	0
Castcrown Ltd
Disclosure of associates [line items]
Percentage of shares acquired (in percent)			49.50%
Consideration			$ 2,970
Number of survival RPG titles | item			2
Option premium payable for call option			$ 1,200			$ 515
Put and call option to obtain full control (as a percent)			100.00%
Loss net of tax since the date of acquisition				5,742
Share of losses reflected in condensed consolidated statement of profit or loss				2,846
Castcrown Ltd | Convertible Loan [member]
Disclosure of associates [line items]
Financial liabilities at fair value through profit or loss				$ 0	$ 0